FINANCIAL INSTITUTIONS PAYABLE (Schedule of Financial Liabilities) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 24,509	$ 22,588
Debt		$ 14,376	$ 3,181
Interest rate	[2]	5.00%	5.20%
Loan [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 1,172	$ 1,041
Debt		$ 1,172	$ 0
Interest rate		2.70%	3.20%
Line of Credit [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 7,500	$ 7,500
Debt		$ 1,987	$ 0
Interest rate		7.00%	7.10%
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 1,758	$ 1,561
Debt		$ 589	$ 1,041
Interest rate		4.30%	4.00%
Factoring [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 421	$ 363
Debt		$ 131	$ 201
Interest rate		5.00%	5.30%
Factoring [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 13,658	$ 12,123
Debt		$ 10,497	$ 1,939
Interest rate		4.90%	5.90%

[1]	Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.
[2]	Weighted average